Note 7 - Notes Payable and Credit Agreements (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Parent Company [Member]
Short Term Borrowings Used to Support Lending to Utilities		$ 777,800
Spire Missouri [Member] | Unsecured Term Loan [Member]
Debt Instrument, Face Amount	$ 250,000
Debt Instrument, Term (Day)	364 days
Spire Missouri [Member] | Unsecured Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023)
Debt Instrument, Basis Spread on Variable Rate	0.65%
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,300,000
Line of Credit Facility, Covenant, Percentage of Total Capitalization		60.00%
Long-Term Line of Credit, Total		$ 0	$ 0
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility, Covenant, Percentage of Total Capitalization		70.00%
Revolving Credit Facility [Member] | Spire [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 450,000
Revolving Credit Facility [Member] | Spire Missouri [Member]
Line of Credit Facility, Maximum Borrowing Capacity		575,000
Revolving Credit Facility [Member] | Spire Alabama Inc [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 275,000